Parent company only condensed financial information - Schedule of Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Jun. 01, 2017
Schedule of Condensed Balance Sheets
Par value of a share (in dollar per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)	430,463,797	430,463,797	1
Shares outstanding (in shares)	424,447,980	423,677,480	1
Treasury stock (in shares)	6,015,817	6,786,317
Class A ordinary shares
Schedule of Condensed Balance Sheets
Ordinary shares, shares issued (in shares)	333,992,002	333,992,002
Shares outstanding (in shares)	327,976,185	327,205,685
Class B ordinary shares
Schedule of Condensed Balance Sheets
Ordinary shares, shares issued (in shares)	96,471,795	96,471,795
Shares outstanding (in shares)	96,471,795	96,471,795
Parent company
Schedule of Condensed Balance Sheets
Par value of a share (in dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)	430,463,797	430,463,797
Shares outstanding (in shares)	424,447,980	423,677,480
Treasury stock (in shares)	6,015,817	6,786,317
Parent company | Class A ordinary shares
Schedule of Condensed Balance Sheets
Ordinary shares, shares issued (in shares)	333,992,002	333,992,002
Shares outstanding (in shares)	327,976,185	327,205,685
Parent company | Class B ordinary shares
Schedule of Condensed Balance Sheets
Ordinary shares, shares issued (in shares)	96,471,795	96,471,795
Shares outstanding (in shares)	96,471,795	96,471,795